2. Discontinued Operations: Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
Three months ended
December 31, 2012
Revenues	$ 124,469
Cost of revenues	(97,860)
Gross margin	26,609

Selling, general and administrative expense	(40,351)

Net loss from discontinued operations	$ (13,742)